ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS
1.	ORGANIZATION AND BUSINESS

(a)	Company Information
Melco Resorts & Entertainment Limited (“Melco”) is incorporated in the Cayman Islands and its American depositary shares (“ADSs”) are listed on the Nasdaq Global Select Market under the symbol “MLCO” in the United States of America (the “U.S.”).
Melco together with its subsidiaries (collectively referred to as the “Company”) is a developer, owner and operator of integrated resort facilities in Asia and Europe. In the Macau Special Administrative Region of the People’s Republic of China (“Macau”), the Company operates its gaming business through its subsidiary, Melco Resorts (Macau) Limited (“Melco Resorts Macau”), a holder of a ten-year
concession to operate games of fortune and chance in casinos in Macau which commenced on January 1, 2023 and ends on December 31, 2032 (the “Concession”) and a holder of a previous gaming subconcession contract to operate gaming business in Macau which expired on December 31, 2022. The Company currently operates Altira Macau, an integrated resort located at Taipa, Macau, City of Dreams, an integrated resort located at Cotai, Macau and Grand Dragon Casino, a casino located at Taipa, Macau. The Company’s business also includes the Mocha Clubs, which comprise the non-casino
based operations of electronic gaming machines in Macau. Melco, through its subsidiaries, including Studio City International Holdings Limited (“Studio City International”), which is majority-owned by Melco and its ADSs are listed on the New York Stock Exchange in the U.S., also operates Studio City, a cinematically-themed integrated resort in Cotai, Macau. In the Philippines, a majority-owned subsidiary of Melco operates and manages City of Dreams Manila, an integrated resort in the Entertainment City complex in Manila. In Europe, Melco, through its majority-owned subsidiary, ICR Cyprus Holdings Limited (“ICR Cyprus”) and its subsidiaries (collectively referred to as “ICR Cyprus Group”), operates City of Dreams Mediterranean, an integrated resort in Limassol, in the Republic of Cyprus (“Cyprus”), which had a soft opening on June 12, 2023 and a full public opening on July 10, 2023. In addition to City of Dreams Mediterranean, ICR Cyprus Group also operates licensed satellite casinos in Cyprus, and prior to the soft opening of City of Dreams Mediterranean, a licensed temporary casino in Limassol until its closure on June 9, 2023 (collectively, the “Cyprus Operations”).
Melco International Development Limited (“Melco International”), a company listed in the Hong Kong Special Administrative Region of the People’s Republic of China (“Hong Kong”), is the single largest shareholder of Melco.

(b)	Recent Developments Related to Business Operations and COVID-19
The Company completed construction of its Studio City Phase 2 expansion before the extended deadline of June 30, 2023 for the development period under the Studio City land concession. The first stage of Studio City Phase 2 was opened in April 2023 while the second stage was opened in September 2023.
City of Dreams Mediterranean commenced operations before the extended deadline of June 30, 2023 under the terms of the gaming license. Since the opening, City of Dreams Mediterranean has been impacted by, amongst other things, the Israel-Hamas military conflict. This, together with the on-going military conflict between Russia and Ukraine and restrictions on the ability to accept certain customers from Russia, continues to have a negative impact on the Company’s business and may materially and adversely affect the Company’s business in Cyprus.

While the Company’s business continues to recover from the impact of, and disruptions caused by,
COVID-19,
the pace of recovery of the Company’s business from COVID-19 could vary materially from current estimates and could materially affect the Company’s business, prospects, financial condition and results of operations.
The Company is currently unable to reasonably estimate the financial impact on its future results of operations, cash flows and financial condition from various disruptions.
As of December 31, 2023, the Company
had
cash and cash equivalents of $1,310,715 and available unused borrowing capacity of $920,710, subject to the satisfaction of certain conditions precedent.
The Company continues to take cash preservation measures such as implementing cost reduction programs to minimize cash outflows for non-essential
items, rationalizing the Company’s capital expenditure programs with deferrals and reductions.
The Company believes it is able to support continuing operations and capital expenditures for at least twelve months after the date that these consolidated financial statements are issued. Accordingly, the accompanying consolidated financial statements are prepared on a going concern basis.